Income Taxes (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Issue of flow-through shares, amount	$ 400,440
Incurred of eligible expenditures	1,238
Proceeds from flow-through shares	$ 399,202